Commitments - Minimum Future Payments Under Leases (Detail) $ in Thousands	Mar. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 8,243
2020	7,398
2021	7,217
2022	7,039
2023	6,745
Thereafter	29,493
Operating Leases, Future Minimum Payments Due, Total	$ 66,135